General and administrative expense	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
General and administrative expense [Text Block]

21. General and administrative expense

The amount of each significant category of general and administrative expenses recognized for the years ended December 31, 2021 and 2020 is as follows:

	Year ended	Year ended
	December 30, 2021	December 30, 2020
Employee salaries and benefits	6,483,720	-
Contractors and consultants	397,282	-
Travel and accommodation	174,769	-
Professional, legal and advisory	4,779,141	1,545,472
Listing Expense and formation costs	1,322,761	-
Software	270,476	-
Office and administration	326,416	77,398
G&A Recovery	(416,666)	-
	13,337,899	1,622,870